Long Term Payables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term payables current portion	$ 2,654,230
Long-term payables - non-current portion	1,349,850
Total	$ 4,004,080